CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Operating activities:
Net loss	¥ (569,202)	$ (88,339)	¥ (1,533,641)	¥ (498,337)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	15,806	2,453	16,045	8,173
Depreciation and amortization	79,259	12,301	263,038	215,075
Loss from disposal of property, plant and equipment and intangible assets	30,173	4,683	468,980
Accretion of interest expense	1,988	309	214	15,777
Fair value change of contingent earn-out liabilities			(97,417)	(42,404)
Deferred rent	(214,557)	(33,299)	(201,127)	57,550
Writing off doubtful accounts	150,155	23,304
Impairment loss	199,575	30,974	846,766	46,213
Debt extinguishment loss	41,964	6,512
Changes in operating assets and liabilities:
Accounts receivable	1,573	244	(644)	(831)
Amounts due from related parties	(33)	(5)	5,419	8,940
Prepaid rent and deposit	37,623	5,839	146,913	49,762
Advances to suppliers	9,595	1,489	47,985	4,891
Other current assets	23,460	3,641	44,756	1,960
Other assets	47,577	7,384	(51,187)	(5,557)
Accounts payable	25,800	4,004	115,201	16,306
Amounts due to related parties	(6,594)	(1,023)	3,473	(29,098)
Deferred revenue	(18,631)	(2,891)	(127,947)	17,489
Deposits from tenants	(16,406)	(2,546)	(161,525)	49,878
Accrued expenses and other current liabilities	51,214	7,949	269,539	(3,976)
Net cash (used in) provided by operating activities	(109,661)	(17,017)	54,841	(88,189)
Investing activities:
Purchases of property and equipment	(2)		(99,172)	(341,708)
Payment for asset acquisition (Note 8)	(6,484)	(1,000)	(39,498)
Purchases of intangible assets				(613)
Cash payment for renovation				(29,078)
Reimbursement received for renovation payment				11,971
Collection of amounts due from related parties				7,978
Net cash used in investing activities	(6,486)	(1,000)	(138,670)	(351,450)
Financing activities:
Proceeds from IPO, net off issuance cost of RMB 29,289			289,027
Proceeds from issuance of convertible notes	113,236	17,574	163,565
Payment for repurchase of ADS from certain investors into treasury shares			(248,859)
Proceeds from short-term bank borrowings	39,652	6,154	351,046	84,000
Repayment of short-term bank borrowings	(4,500)	(698)	(65,000)	(79,000)
Proceeds from long-term bank borrowings	75,329	11,691	150,000	170,000
Repayment of long-term bank borrowings	(37,090)	(5,756)	(122,548)	(49,137)
Proceeds from rental instalment loans			258,097	1,084,324
Repayment of rental instalment loans	(85,026)	(13,196)	(924,171)	(1,442,810)
Acquisition of non-controlling interest				(8,000)
Proceeds from issuance of preferred shares, net of issuance costs				530,002
Proceeds from capital lease and other financing arrangement payable			65,415	327,584
Repayment of capital lease and other financing arrangement payable			(51,496)	(47,394)
Net cash provided by (used in) financing activities	101,601	15,769	(134,924)	569,569
Effect of foreign exchange rate changes	2,032	557	(295)	2,132
Net increase (decrease) in cash, cash equivalents and restricted cash	(12,514)	(1,691)	(219,048)	132,062
Cash, cash equivalents and restricted cash at the beginning of the year	31,766	4,679	250,814	118,752
Cash, cash equivalents and restricted cash at the end of the year	19,252	2,988	31,766	250,814
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	(1,017)	(158)	(16,628)	(79,601)
Income taxes paid	(3)		(90)	(57)
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables			(97,835)	(253,447)
Acquisition of rental assets financed by ADS (Note 4)			(22,540)
Asset acquisition financed by payables and ADS (Note 8)			(455,541)
Asset acquisition settled by ordinary shares	(164,256)	(23,201)
Payment of debt extinguishment cost by ordinary shares	(41,961)	(6,512)
Purchases of property and equipment included in new capital lease				(21,279)
Conversion of Series Anon-redeemable preferred shares and mezzanine into ordinary shares			(1,425,478)
Issuance of convertible notes to repurchase ADS from an investor			49,251
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	16,317	2,532	22,879	159,799
Restricted cash	2,935	456	8,887	91,015
Cash, cash equivalents and restricted cash at the end of the year	¥ 19,252	$ 2,988	¥ 31,766	¥ 250,814